Summary of Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Jan. 31, 2012
Stock Option Activity And Changes [Line Items]
Outstanding at the beginning of the year	2,363,104	2,803,104	500,000	400,000
Granted	1,166,667
Exercised
Forfeited and expired		(440,000)
Outstanding at the end of the year	3,529,771	2,363,104	500,000	400,000
Exercisable at the end of the year	2,879,771	1,153,104
Outstanding at the beginning of the year	$ 0.188	$ 0.209
Granted	$ 0.452
Exercised
Forfeited and expired		$ 0.324
Outstanding at the end of the year	$ 0.275	$ 0.188
Exercisable at the end of the year	$ 0.255	$ 0.225